SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares	May. 31, 2014 $ / shares shares
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Ordinary shares, shares authorized | shares								10,000,000,000
Preferred shares issued | shares	0				0		0
Preferred shares outstanding | shares	0				0		0
Retained Earnings Note Disclosure [Abstract]
Allocations to general reserve as a percentage of profit after tax	10.00%	10.00%
Threshold percentage of general reserve required to be maintained threshold percentage of general reserve required to be maintained	50.00%	50.00%
Appropriation to statutory common reserve	10.00%	10.00%
Threshold percentage of statutory common reserve required to be maintained	50.00%	50.00%
PRC statutory reserve funds	$ 4,187				¥ 27,121		¥ 25,762
Unreserved retained earnings	45,112				292,235		116,998
Total retained earnings	49,299				319,356		142,760
Net assets restricted to transfer	158,607				¥ 1,027,423		¥ 432,351
Accumulated other comprehensive income
Balance at the beginning of the period | ¥		¥ 3,373	¥ 13,239	¥ (1,603)
Other comprehensive income(loss) before reclassification | ¥		127,706	(31,085)	14,842
Amounts reclassified from accumulated other comprehensive income | ¥		(6,814)	21,121
Other comprehensive loss attribute to noncontrolling interests | ¥		(470)	98
Including: reclassification adjustments for gains included in the consolidated statement of comprehensive income	(1,052)	(6,814)	(21,121)
Balance at the end of the period	19,111	123,795	3,373	13,239
Other Comprehensive Income (Loss), Tax | ¥		0	0
Foreign currency translation adjustment
Accumulated other comprehensive income
Balance at the beginning of the period | ¥		(14,552)	(7,690)	(1,603)
Other comprehensive income(loss) before reclassification | ¥		117,977	(6,960)	(6,087)
Other comprehensive loss attribute to noncontrolling interests | ¥		(470)	98
Balance at the end of the period	15,894	102,955	(14,552)	(7,690)
Unrealized gains on available-for-sales investments
Accumulated other comprehensive income
Balance at the beginning of the period | ¥		17,925	20,929
Other comprehensive income(loss) before reclassification | ¥		9,729	(24,125)	20,929
Amounts reclassified from accumulated other comprehensive income | ¥		(6,814)	21,121
Balance at the end of the period	$ 3,217	¥ 20,840	¥ 17,925	¥ 20,929
Class A Ordinary shares
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Ordinary shares, shares issued | shares	365,961,759				365,961,759		288,988,560
Ordinary shares, shares outstanding | shares	350,398,737				350,398,737		260,045,912
Ordinary shares, shares authorized | shares	7,600,000,000				7,600,000,000		7,600,000,000	7,600,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025					$ 0.000025
Class B Ordinary shares
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Ordinary shares, shares issued | shares	1,058,514,152				1,058,514,152		1,127,614,152	224,905,170
Ordinary shares, shares outstanding | shares	1,035,037,339				1,035,037,339		1,095,456,652
Ordinary shares, shares authorized | shares	1,400,000,000				1,400,000,000		1,400,000,000	1,400,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025					$ 0.000025
Shares transferred | shares	691,000,000	691,000,000	86,330,627
Reserved Shares
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Ordinary shares, shares authorized | shares								1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.000025